Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Comprehensive Income (Loss) (Unaudited) [Abstract]
Net loss	$ (12,683)	$ (28,477)	$ (61,519)	$ (50,861)
Other comprehensive income (loss):
Net unrealized gain (loss) on RMBS	14,017	25,536	(11,157)	57,517
Reclassification of net realized gain on RMBS included in earnings	1,769	0	19,312	0
Other comprehensive income	15,786	25,536	8,155	57,517
Comprehensive income (Loss)	3,103	(2,941)	(53,364)	6,656
Comprehensive income (loss) attributable to noncontrolling interests in Operating Partnership	66	(50)	(986)	108
Dividends on preferred stock	2,461	2,593	4,920	4,434
Comprehensive income (loss) attributable to common stockholders	$ 576	$ (5,484)	$ (57,298)	$ 2,114